Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory, Net [Abstract]
Schedule Of Inventory	The classes of inventory as of December 31 are summarized as follows ($ in millions):

	2016	2015
Finished goods	$884.4	$854.6
Work in process	299.4	242.8
Raw materials	525.6	475.7
Total	$1,709.4	$1,573.1